CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 15,789,909	$ 12,701,517	$ 11,236,771
Accounts receivable (billed)	1,540,060	2,432,641	4,424,442
Unbilled accounts receivable	3,694,631	4,114,442	3,021,208
Prepaid expenses and other current assets	667,850	547,245	830,585
Restricted cash			100,000
Total current assets	21,692,450	19,795,845	19,613,006
Property and equipment, net	460,101	483,976	788,666
Other long term assets and deferred costs	85,907	113,130	53,384
Goodwill	2,348,453	2,348,453	2,348,453
Total assets	24,586,911	22,741,404	22,803,509
Current liabilities:
Accounts payable	2,992,549	1,697,280	1,445,700
Accrued expenses and other liabilities	2,053,522	2,328,877	2,655,330
Deferred revenue	508,175	1,381,755	514,312
Current portion of long term debt	999,996	749,997
Short term debt	1,168,143	1,330,507
Total current liabilities	7,722,385	7,488,416	4,615,342
Other long term liabilities	577,725	579,427	449,709
Long term debt, less current portion	1,217,791	1,704,108
Derivative instruments	1,848,566	1,295,613	1,886,652
Total liabilities	11,366,467	11,067,564	6,951,703
Stockholders' equity:
Common stock, $0.0001 par value; 100,000,000 shares authorized; 51,173,919 and 48,352,651 and 48,236,172 shares issued and outstanding, respectively	5,117	4,835	4,824
Additional paid-in-capital	215,392,930	210,495,905	208,525,917
Accumulated other comprehensive (loss) income	(220,274)	(217,328)	1,010,522
Accumulated deficit	(201,957,329)	(198,609,572)	(193,689,457)
Total stockholders' equity	13,220,444	11,673,840	15,851,806
Total liabilities and stockholders' equity	$ 24,586,911	$ 22,741,404	$ 22,803,509